Land and Housing Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Components of Land and Housing Inventory

The following summarizes the components of land and housing inventory:

	December 31
	2013	2012
Land held for development	$1,525,319	$1,428,693
Land under development	622,668	630,149
Housing inventory	213,349	160,310
Model homes	37,906	31,104

	$2,399,242	$2,250,256

Summary of Interest Capitalized and Expensed

Interest capitalized and expensed in the years ended December 31, 2013 and 2012 was as follows:

	Years Ended December 31
	2013	2012
Interest capitalized, beginning of year	$189,984	$202,653
Interest capitalized	26,291	33,410
Interest expensed to cost of sales	(41,352)	(46,079)

Interest capitalized, end of year	$174,923	$189,984

Summary of Dates of Expiry and Aggregate Exercise Prices

The number of lots in which the Company has obtained an option to purchase, excluding those already consolidated and those held through unconsolidated entities, and their respective dates of expiry and aggregate exercise prices follow:

Years of Expiry	Number of Lots	Total Exercise Price
2014	1,408	$19,082
2015	539	22,370
2016	665	32,595
2017	—	—
2018	—	—
Thereafter	3,404	43,659

	6,016	$117,706